Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
OPERATING ACTIVITIES
Loss for the year	$ (6,581,561)	$ (13,768,344)
Items not affecting cash:
Amortization (Note 7)	140,364	156,553
Amortization of intangible assets (Note 10)	1,267,679	927,713
Shares issued for services		206,614
Finance expense	44,097	137,630
Accrued interest	12,820	22,543
Effect of foreign exchange	(272,633)	189,769
Change in fair value of warrant liability	(361,049)	3,613,445
Share-based compensation	884,322	478,008
Changes in non-cash working capital items:
Receivables	85,657	421,488
Prepaids and other assets	(189,596)	(488,400)
Deferred revenue	(109,851)	(16,795)
Accounts payable and accrued liabilities	(326,737)	(572,471)
Cash used in operating activities	(5,406,488)	(8,692,246)
FINANCING ACTIVITIES
Repayment of notes payable – related party	(64,854)	(434,263)
Proceeds from warrant exercises		3,633,386
Proceeds from share issuances	7,876,960	11,040,000
Proceeds from option exercises		239,596
Payments for lease liabilities	(128,608)	(164,828)
Payments of share issuance costs	(725,907)	(1,126,163)
Cash provided by financing activities	6,957,591	13,187,728
INVESTING ACTIVITIES
Acquisition of a business		219,369
Purchase of equipment	(17,849)
Development of intangible assets	(1,318,712)	(766,581)
Cash used in investing activities	(1,336,561)	(547,212)
Change in cash during the period	214,542	3,948,270
Cash - Beginning of period	1,678,156	2,283,262
Cash - End of period	$ 1,892,698	$ 6,231,532